Investment in Associates and Joint Venture - Associate (Details) $ in Thousands		12 Months Ended
	Feb. 09, 2017	Dec. 31, 2017 USD ($) m³	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Rollforward of investment in associate and joint venture
Share of profit of associate		$ 1,159	$ 1,422	$ 1,216
Additions in investment in associates		20,800	6,265
Current
Total current assets		417,071	270,256
Total current liabilities		(294,857)	(262,835)
Non-current
Total non-current assets		4,217,820	4,244,908
Total non-current liabilities		(2,576,900)	(2,742,647)
Financial information from the statements of profit or loss
Revenues		525,229	466,059	415,078
Profit for the year		84,209	28,051	53,668
Total comprehensive income for the year		91,244	45,020	54,135
Group's share in profit		1,159	1,422	1,216
Associates
Rollforward of investment in associate and joint venture
Beginning balance		6,265	6,219
Additions		14,125
Share of profit of associate		1,159	1,422	1,216
Return of investment from associate		(59)	(137)
Dividend declared		(690)	(1,239)	(1,600)
Ending balance		20,800	6,265	6,219
Current
Total current assets		16,944	20,813
Total current liabilities		(12,324)	(12,590)
Non-current
Total non-current assets		121,158	123,628
Total non-current liabilities		(99,086)	(106,790)
Net assets		26,692	25,061
Group's Share		6,673	6,265
Financial information from the statements of profit or loss
Revenues		19,627	16,636	18,694
Profit for the year		4,637	5,686	4,863
Total comprehensive income for the year		4,637	5,686	4,863
Group's share in profit		1,159	1,422	1,216
Dividends declared		(2,759)	(4,950)	(6,400)
Group's share in dividend		$ 690	$ 1,239	$ 1,600
Egypt LNG Shipping Ltd / Associate
Interest in Associate
Equity interest in Associate (as a percent)		25.00%	25.00%
LNG carrier cargo capacity (in cbm) | m³		145,000
Gastrade
Interest in Associate
Equity interest in Associate (as a percent)	20.00%	20.00%
Rollforward of investment in associate and joint venture
Additions in investment in associates		$ 14,125